Preferred and common stock	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Preferred and common stock
7. Preferred and common stock
Preferred stock
The composition of preferred stock at March 31, 2025 and September 30, 2025 is as follows:

Class of stock	March 31, 2025		September 30, 2025
	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—
Common stock
The number of issued shares of common stock at March 31, 2025 and September 30, 2025 was 2,513,757,794 and 2,489,848,594 .
MHFG resolved at the meeting of Board of Directors held on May 15, 2025 to repurchase up to the lesser of 40,000,000 shares of our common stock and ¥100 billion by market purchases from May 16, 2025 to August 31, 2025. Under this share repurchase program, MHFG repurchased 23,909,200 shares of MHFG’s common stock for ¥99,999,721,300 from May 2025 to August 2025. MHFG cancelled 23,909,200 shares of treasury stock on September 22, 2025.